UNSECURED DEBT AND CROSS CURRENCY INTEREST RATE SWAPS - 2022 Term Loan (Details) $ in Thousands, $ in Millions	Dec. 19, 2018 USD ($) item	Dec. 31, 2018 CAD ($)	Dec. 19, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Unsecured debentures and term loans, net
Principal issued and outstanding		$ 1,202,414		$ 650,000
2022 Term Loan
Unsecured debentures and term loans, net
Principal issued and outstanding	$ 185.0	$ 252,414
2022 Term Loan | Granite LP
Unsecured debentures and term loans, net
Principal issued and outstanding	$ 185.0
Number of drawdown | item	1
Proceeds from term loan	$ 185.0
Deferred financing costs			$ 600